Annual Fund Operating Expenses - PSF International Growth Portfolio	Apr. 26, 2021
Class I
Operating Expenses:
Management Fees	0.85%
+ Distribution and/or Service Fees (12b-1 Fees)
+ Administration Fees
+ Other Expenses	0.36%
= Total Annual Portfolio Operating Expenses	1.21%
- Fee Waiver and/or Expense Reimbursement	(0.20%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.01%	[1]
Class II
Operating Expenses:
Management Fees	0.85%
+ Distribution and/or Service Fees (12b-1 Fees)	0.25%
+ Administration Fees	0.15%
+ Other Expenses	0.36%
= Total Annual Portfolio Operating Expenses	1.61%
- Fee Waiver and/or Expense Reimbursement	(0.20%)
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.41%	[1]

[1]	The Manager has contractually agreed to waive 0.019% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.01% of the Portfolio’s average daily net assets through June 30, 2022. Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees